KEY MANAGEMENT COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF COMPENSATION AWARDED TO OR EARNED BY OUR EXECUTIVE OFFICERS AND BOARD OF DIRECTORS

The following tables set forth information regarding compensation awarded to or earned by our Executive Officers and Board of Directors during the years ended December 31, 2025, 2024 and 2023

	2025			2024			2023
	Salary	Stock Based	Total	Salary	Stock Based	Total	Salary	Stock Based	Total
Key management compensation	$2,079,152	$7,574,295	$9,653,447	$2,109,014	$3,997,113	$6,106,127	$1,595,866	392,074	1,987,940